ORGANIZATION AND PRINCIPAL ACTIVITIES	6 Months Ended
Jun. 30, 2026
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES

1. ORGANIZATION AND PRINCIPAL ACTIVITIES

MKDWELL Tech Inc. (“MKD”) was incorporated under the laws of the British Virgin Islands (“BVI”) on July 25, 2023. MKDWELL Limited (“MKD BVI”) was incorporated in the BVI on March 30, 2023 as a nonoperating shell company. MKD Technology Inc. (“MKD Taiwan”) was incorporated in Taiwan on September 26, 2006.

MKD, through its subsidiary MKD Taiwan and MKD Taiwan’s subsidiaries (collectively, the “Company”), primarily engages in designing and manufacturing industrial embedded system and automotive electronics in Taiwan and mainland China.

As of June 30, 2026, the Company and its major subsidiaries were as follows:

Subsidiaries	Date of incorporation	Place of incorporation	Percentage of ownership	Principal activities
MKD	July 25, 2023	British Virgin Islands		Nonoperating shell company
MKD BVI	March 30, 2023	British Virgin Islands	100.00%	Investment holding
MKD Taiwan	September 26, 2006	Taiwan, PRC	62.36%	Trading, designing and manufacturing industrial embedded system and automotive electronics
MKDWELL (Samoa) Technology Inc. (“MKD Samoa”)	March 19, 2010	Samoa	62.36%	Investment holding
MKDWELL (Shanghai) Technology Ltd. (“MKD Shanghai”)	August 1, 2011	Shanghai, PRC	62.36%	Trading industrial embedded system and automotive electronics
MKD Jiaxing	January 30, 2018	Zhejiang, PRC	77.85%	Trading, designing and manufacturing industrial embedded system and automotive electronics
Cetus Capital	June 7, 2022	Delaware	100.00%	Blank check company

MKDWELL TECH INC.

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, except share and per share data)

1. ORGANIZATION AND PRINCIPAL ACTIVITIES-Continued

Share Combination

On January 9, 2026, the Company approved a 30-for-1 reverse stock split (the “Share Combination”) of its ordinary and Class A preferred shares, effective at 9:00 a.m. Eastern Time on January 26, 2026. On the effective date, every 30 issued and outstanding ordinary shares were automatically combined into one new no-par value ordinary share, with the issued ordinary shares retrospectively restated from 141,039,933 to approximately 4,701,369 as of December 31, 2025.

Share Repurchase

In January 2026, the Company repurchased 1,152,667 ordinary shares (after the Share Combination; 34.58 million shares before) from certain existing shareholders for an aggregate purchase price of approximately US$7.0 million (US$0.203 per share before the Share Combination). In March 2026, the Company fully repaid the Convertible Note with funds advanced by a related party on behalf of the Company and, in connection therewith, repurchased 60,000 Pre-Delivery Shares for $180 pursuant to the Securities Purchase Agreement. All repurchased shares were accounted for as treasury stock under the cost method. The repurchased shares have been repurchased and not yet cancelled and are held as treasury stock.

Share-Based Compensation

On April 22, 2026, the Company issued 709,740 ordinary shares to four consultants under the 2026 Equity Incentive Plan (see Note 9 — Share-Based Compensation).

For the aforementioned transactions, as of June 30, 2026, the Company’s total issued ordinary shares were 5,411,109, and the Company had 4,198,442 ordinary shares with no par value(the “Ordinary Shares”) outstanding, and the Company held 1,212,667 treasury shares with an aggregate cost of US$7,019,920.

For the aforementioned Share Combination, the weighted average number of ordinary shares outstanding used in calculating basic and diluted net loss per ordinary share was retrospectively restated to 3,124,352 and 3,838,370 for the six months ended June 30, 2025 and 2026, respectively.

The loss per share before and after the retrospective adjustments are as follows：

	For the six months ended June 30,
	2025		2026
	Before	After
	(Unaudited)
Net loss per share attributable to ordinary shareholders
- Basic and diluted	$(0.02)	(0.45)	(1.63)
Weighted average shares used in calculating net loss per share
- Basic and diluted (Restate)	93,730,569	3,124,352	3,838,370

MKDWELL TECH INC.

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, except share and per share data)